CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING - Composition of cash collateral, reverse repurchase agreements and securities borrowing (Details) - PEN (S/)
S/ in Thousands
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	S/ 4,288,524	S/ 4,082,942	S/ 7,480,420
Cash collateral on repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	3,293,837	3,409,890
Reverse repurchase agreement and security borrowings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	899,435	659,380
Receivables for short sales [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	S/ 95,252	S/ 13,672